Reporting entity	12 Months Ended
Dec. 31, 2018
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Reporting entity
1.	Reporting entity

Turkcell Iletisim Hizmetleri Anonim Sirketi (the “Company”) was incorporated in Turkey on 5 October 1993 and commenced its operations in 1994. The address of the Company’s registered office is Maltepe Aydinevler Mahallesi Inonu Caddesi No: 20, Kucukyali Ofispark/Istanbul. It is engaged in establishing and operating a Global System for Mobile Communications (“GSM”) network in Turkey and regional states.

In April 1998, the Company signed a license agreement (the “2G License”) with the Ministry of Transport and Infrastructure of Turkey (the “Turkish Ministry”), under which it was granted a 25 year GSM license in exchange for a license fee of $500,000. The License permits the Company to operate as a stand-alone GSM operator and releases it from some of the operating constraints in the Revenue Sharing Agreement, which was in effect prior to the 2G License. Under 2G licence, the Company pays in cash the Undersecretariat of the Treasury (the “Turkish Treasury”) a monthly tax levy namely ‘treasury share’ equal to 15% of the Company’s gross revenue from Turkish GSM operations. The Company continues to build and operate its GSM network and is authorized to, among other things, set its own tariffs within certain limits, charge peak and off-peak rates, offer a variety of service and pricing packages, issue invoices directly to subscribers, collect payments and deal directly with subscribers. Following the 3G tender held by the Information Technologies and Communications Authority (“ICTA”) regarding the authorization for providing IMT-2000/UMTS services and infrastructure, the Company has been granted the A-Type license (the “3G License”) providing the widest frequency band, at a consideration of EUR 358,000 (excluding Value Added Tax (“VAT”)). Payment of the 3G license was made in cash, following the necessary approvals, on 30 April 2009.

On 26 August 2015, “Authorization Tender on IMT Services and Infrastructure” publicly known as 4.5G license tender, was held by the ICTA and the Company was awarded with a total frequency band of 172.4 MHz for 13 years. The tender price is EUR 1,623,460 (excluding VAT of 18%). IMT authorization period expires on 30 April 2029 and operators were able to commence service delivery for 4.5G starting from 1 April 2016. 2x1.4 MHz frequency band in 900MHz spectrum and 2 units of 2x5 MHz frequency bands in 2100 MHz spectrum were commenced on 1 December 2015, while remaining packages were commenced on 1 April 2016. For details please refer to Note 12.

The Company is obliged to pay the ICTA a monthly treasury share equal to 90% of 15% of gross revenue and 10% is paid for a universal service fund. In addition, the Company pays annual contributions in an amount equal to 0.35% of net revenue to the ICTA’s expenses and 5% of net revenue to ICTA as a frequency fee (TRx).

The Company’s parent is Turkcell Holding A.S., which holds 51% of the Company’s shares as of 31 December 2018. The main shareholders of Turkcell Holding A.S. are TeliaSonera Finland Oyj (Sonera), Cukurova Group and Alfa Telecom Turkey Limited (“Alfa”) according to the information obtained from public sources.

After failure to comply with corporate governance principles for election of independent board members, the CMB appointed 3 independent board members and 4 members, of which 2 members were chosen from the independent nominees list submitted by Sonera, as board members who satisfy the independence criteria in 2013. On 29 March 2018, in accordance with the shareholder proposal at the Ordinary General Assembly, 3 new members were elected to serve for 3 years instead of 3 members who are appointed by the CMB and meet the independence criteria. Since a member of board of directors resigned from his assignment as of 11 July 2018, Turkcell’s Board of Directors consists of a total of 6 non-executive members including 3 independent members as of 31 December 2018.

The consolidated financial statements of the Company as at and for the year ended 31 December 2018 comprise the Company and its subsidiaries (together referred to as the “Group”) and the Group’s interest in associates and a joint venture. Subsidiaries of the Company, their locations and their nature of operations are disclosed in Note 39. The Company’s and each of its subsidiaries’ and associate’s financial statements are prepared as at and for the year ended 31 December 2018.